Trade, Other Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Total Trade, Other Payables and Accrued Liabilities	$ 5,601	$ 5,263
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total Trade, Other Payables and Accrued Liabilities	2,119	2,161
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total Trade, Other Payables and Accrued Liabilities	2,120	119
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total Trade, Other Payables and Accrued Liabilities	$ 1,362	$ 2,983